Commitments and Contingencies (Tables)	12 Months Ended
Jul. 01, 2018
Commitments And Contingencies Disclosure [Abstract]
Purchase and Minimum Rental Commitments Under Non-Cancelable Operating Leases

At July 1, 2018, we had purchase commitments related to zinc, other purchased parts and natural gas. We also had minimum rental commitments under non-cancelable operating leases with a term in excess of one year. The purchase and minimum rental commitments are payable as follows (thousands of dollars):

	Purchase	Minimum Rental
Fiscal Year	Commitments	Commitments
2019	$9,195	$919
2020	$3,929	$361
2021	$—	$134
2022	$—	$91
2023-2024	$—	$140

Rental Expense Under Non-Cancelable Operating Leases	Rental expense under all non-cancelable operating leases was as follows (thousands of dollars):
Fiscal Year	Rental Expense
2018	$731
2017	$704
2016	$691